Fair Value Measurements - Quantitative Information About Level 3 (Details 4) - Level 3 - Recurring - Discounted cash flows $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) bond	Dec. 31, 2014 USD ($) bond
Corporate debt
Unobservable Input
Yield (as a percent)	0.00%	1.05%
Number of bonds		1
RMBS
Unobservable Input
Spread (as a percent)	6.65%	7.36%
Number of bonds	1	1
Minimum disclosure amount of debt instrument, fair value disclosure. | $	$ 1	$ 1
CMBS
Unobservable Input
Number of bonds	1
Collateralized Mortgage Backed Securities
Unobservable Input
Spread (as a percent)	0.00%	1.39%
Number of bonds		1